Expense Example - Invesco EQV Asia Pacific Equity Fund	Oct. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	998
Expense Example, with Redemption, 5 Years	1,323
Expense Example, with Redemption, 10 Years	2,242
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	328
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	2,396
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	$ 1,271